COMPASS-G
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
DIRECTORS AND OFFICERS OF
              ST
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
                                              PROFESSIONALLY MANAGED COMBINATION
C. JAMES PRIEUR, President and Director
                                                    FIXED/VARIABLE GROUP ANNUITY
S. CAESAR RABOY, Senior Vice President and
                                                 FOR QUALIFIED AND NON-QUALIFIED
  Deputy General Manager and Director
                                                                RETIREMENT PLANS
RICHARD B. BAILEY, Director
                                   ---------------------------------------------
M. COLYER CRUM, Director
                                               SEMI-ANNUAL REPORT, JUNE 30, 1998
DAVID D. HORN, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

JOHN D. McNEIL, Director

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

LEGAL COUNSEL

                     [LOGO]
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110
ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective

                                                                       ISSUED BY
prospectus.
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                                                    COG-8/98 25M
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION-- June 30, 1998

ASSETS
  Investments in mutual funds:                                                      Shares           Cost            Value
                                                                                 -------------   -------------   -------------
    Massachusetts Investors Trust ("MIT")*.....................................      2,244,380   $  34,131,751   $  45,122,792
    Massachusetts Investors Growth Stock Fund ("MIG")*.........................      1,031,275      12,420,166      15,888,534
    MFS Total Return Fund ("MTR")*.............................................      2,114,286      31,821,441      35,667,558
    MFS Growth Opportunities Fund ("MGO")*.....................................        299,338       4,139,978       4,961,585
    MFS Bond Fund ("MFB")*.....................................................        195,299       2,574,732       2,661,197
    MFS World Governments Fund ("MWG")*........................................        165,462       1,835,633       1,841,008
    MFS-Registered Trademark-/Sun Life Series Trust:
      Capital Appreciation Series ("CAS")                                            1,304,399      48,650,454      55,799,303
      Government Securities Series ("GSS").....................................        850,267      10,666,455      10,881,835
      High Yield Series ("HYS")................................................        619,117       5,613,643       5,936,646
      Money Market Series ("MMS")..............................................      6,095,519       6,095,519       6,095,519
                                                                                                 -------------   -------------
                                                                                                 $ 157,949,772   $ 184,855,977
                                                                                                 -------------
                                                                                                 -------------
LIABILITIES:
  Payable to sponsor...........................................................                                          1,988
                                                                                                                 -------------
        Net Assets............................................................................................   $ 184,853,989
                                                                                                                 -------------
                                                                                                                 -------------

NET ASSETS:

                                             Applicable to Owners of
                                       Deferred Variable Annuity Contracts       Reserve for
                                    ------------------------------------------     Variable
                                       Units        Unit Value       Value        Annuities        Total
                                    ------------   ------------   ------------   ------------   ------------
    MIT-Level 2...................       598,270   $   51.1481    $ 30,590,033   $   --         $ 30,590,033
    MIT-Level 3...................       220,136       51.5785      11,257,245       --           11,257,245
    MIT-Level 4...................        85,780       38.1747       3,275,514       --            3,275,514
    MIG-Level 2...................       164,864       54.1347       8,925,644       --            8,925,644
    MIG-Level 3...................        83,858       59.8916       5,021,230       --            5,021,230
    MIG-Level 4...................        62,822       30.9082       1,941,660       --            1,941,660
    MTR-Level 2...................       674,437       35.8936      24,148,922       --           24,148,922
    MTR-Level 3...................       231,983       32.7621       7,586,205       --            7,586,205
    MTR-Level 4...................       156,996       25.0372       3,932,431       --            3,932,431
    MGO-Level 2...................        94,623       38.7527       3,689,661       --            3,689,661
    MGO-Level 3...................        23,087       41.6543         964,868       --              964,868
    MGO-Level 4...................        10,972       27.8052         307,056       --              307,056
    MFB-Level 2...................        83,699       21.6966       1,847,996       --            1,847,996
    MFB-Level 3...................        22,479       21.9806         509,207       --              509,207
    MFB-Level 4...................        15,978       18.1934         303,994       --              303,994
    MWG-Level 2...................        41,326       22.0288         910,205       --              910,205
    MWG-Level 3...................        17,650       19.5254         344,814       --              344,814
    MWG-Level 4...................        42,761       13.7068         585,989       --              585,989
    CAS-Level 2...................       636,076       51.6075      32,816,712       148,376      32,965,088
    CAS-Level 3...................       120,497       54.9595       6,617,258         7,330       6,624,588
    CAS-Level 4...................       302,292       53.6502      16,209,384       --           16,209,384
    GSS-Level 2...................       333,861       20.7555       6,927,577         3,232       6,930,809
    GSS-Level 3...................       131,020       20.2208       2,651,531         4,096       2,655,627
    GSS-Level 4...................        64,774       19.9673       1,293,538       --            1,293,538
    HYS-Level 2...................       158,369       25.7975       4,085,742         2,943       4,088,685
    HYS-Level 3...................        42,003       24.0549       1,010,888         3,829       1,014,717
    HYS-Level 4...................        35,339       23.5536         833,276       --              833,276
    MMS-Level 2...................       233,508       16.1313       3,760,986         2,662       3,763,648
    MMS-Level 3...................       129,442       15.0343       1,944,542       --            1,944,542
    MMS-Level 4...................        26,184       14.7651         387,413       --              387,413
                                                                  ------------   ------------   ------------
        Net Assets.............................................   $184,681,521   $   172,468    $184,853,989
                                                                  ------------   ------------   ------------
                                                                  ------------   ------------   ------------

* Investments are made in Class A shares of the Fund

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF OPERATIONS-- Six Months Ended June 30, 1998

                                    MIT            MIG           MTR           MGO          MFB          MWG
                                Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account
                                ------------   -----------   -----------   -----------   ---------   -----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received...................  $    648,756   $   --        $  640,921    $   53,306    $ 85,110    $   --
  Mortality and expense risk
   charges....................       259,490       91,091       213,068        27,669      15,012        11,168
                                ------------   -----------   -----------   -----------   ---------   -----------
  Net investment income
   (loss).....................  $    389,266   $  (91,091)   $  427,853    $   25,637    $ 70,098    $  (11,168)
                                ------------   -----------   -----------   -----------   ---------   -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales.......  $ 11,120,516   $6,168,210    $9,762,338    $1,017,461    $665,515    $1,037,931
    Cost of investments
     sold.....................     7,196,139    4,693,136     8,299,138       829,171     637,125     1,074,439
                                ------------   -----------   -----------   -----------   ---------   -----------
      Net realized gains
       (losses)...............  $  3,924,377   $1,475,074    $1,463,200    $  188,290    $ 28,390    $  (36,508)
                                ------------   -----------   -----------   -----------   ---------   -----------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of period.............  $ 10,991,041   $3,468,368    $3,846,117    $  821,607    $ 86,465    $    5,375
    Beginning of period.......     8,980,397    1,463,577     2,995,992       214,997     112,279       (87,189)
                                ------------   -----------   -----------   -----------   ---------   -----------
      Change in unrealized
       appreciation
       (depreciation).........  $  2,010,644   $2,004,791    $  850,125    $  606,610    $(25,814)   $   92,564
                                ------------   -----------   -----------   -----------   ---------   -----------
        Realized and
         unrealized gains
         (losses).............  $  5,935,021   $3,479,865    $2,313,325    $  794,900    $  2,576    $   56,056
                                ------------   -----------   -----------   -----------   ---------   -----------
INCREASE IN NET ASSETS FROM
 OPERATIONS...................  $  6,324,287   $3,388,774    $2,741,178    $  820,537    $ 72,674    $   44,888
                                ------------   -----------   -----------   -----------   ---------   -----------
                                ------------   -----------   -----------   -----------   ---------   -----------

                                    CAS            GSS           HYS           MMS
                                Sub-Account    Sub-Account   Sub-Account   Sub-Account      Total
                                ------------   -----------   -----------   -----------   ------------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received...................  $  6,135,644   $  610,457    $  375,283    $  155,424    $  8,704,901
  Mortality and expense risk
   charges....................       303,637       66,131        35,188        36,598       1,059,052
                                ------------   -----------   -----------   -----------   ------------
  Net investment income
   (loss).....................  $  5,832,007   $  544,326    $  340,095    $  118,826    $  7,645,849
                                ------------   -----------   -----------   -----------   ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales.......  $ 20,983,157   $3,392,956    $1,709,206    $3,274,256    $ 59,131,546
    Cost of investments
     sold.....................    13,628,383    3,354,122     1,458,831     3,274,256      44,444,740
                                ------------   -----------   -----------   -----------   ------------
      Net realized gains
       (losses)...............  $  7,354,774   $   38,834    $  250,375    $   --        $ 14,686,806
                                ------------   -----------   -----------   -----------   ------------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of period.............  $  7,148,849   $  215,380    $  323,003    $   --        $ 26,906,205
    Beginning of period.......    11,134,186      432,466       635,781    $   --          25,882,486
                                ------------   -----------   -----------   -----------   ------------
      Change in unrealized
       appreciation
       (depreciation).........  $ (3,985,337)  $ (217,086)   $ (312,778)   $   --        $  1,023,719
                                ------------   -----------   -----------   -----------   ------------
        Realized and
         unrealized gains
         (losses).............  $  3,369,437   $ (178,252)   $  (62,403)   $   --        $ 15,710,525
                                ------------   -----------   -----------   -----------   ------------
INCREASE IN NET ASSETS FROM
 OPERATIONS...................  $  9,201,444   $  366,074    $  277,692    $  118,826    $ 23,356,374
                                ------------   -----------   -----------   -----------   ------------
                                ------------   -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MIT                             MIG
                                                                               Sub-Account                     Sub-Account
                                                                      -----------------------------   -----------------------------
                                                                       Six Months                      Six Months
                                                                          Ended        Year Ended         Ended        Year Ended
                                                                        June 30,      December 31,      June 30,      December 31,
                                                                          1998            1997            1998            1997
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)......................................  $     389,266   $  2,992,016    $     (91,091)  $  2,323,691
  Net realized gains................................................      3,924,377      8,194,722        1,475,074      1,176,338
  Net unrealized gains (losses).....................................      2,010,644      1,593,276        2,004,791      2,198,495
                                                                      -------------   -------------   -------------   -------------
      Increase in net assets from operations........................  $   6,324,287   $ 12,780,014    $   3,388,774   $  5,698,524
                                                                      -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $   2,347,981   $  7,414,274    $     746,125   $  1,659,301
    Net transfers between Sub-Accounts and Fixed Account............        134,425        926,030          317,885        277,942
    Withdrawals, surrenders, annuitizations and contract charges....     (8,638,085)   (26,661,131)      (4,219,763)    (5,570,136)
                                                                      -------------   -------------   -------------   -------------
      Net accumulation activity.....................................  $  (6,155,679)  $(18,320,827)   $  (3,155,753)  $ (3,632,893)
                                                                      -------------   -------------   -------------   -------------
          Increase (decrease) in net assets.........................  $     168,608   $ (5,540,813)   $     233,021   $  2,065,631
NET ASSETS:
  Beginning of period...............................................     44,954,184     50,494,997       15,655,513     13,589,882
                                                                      -------------   -------------   -------------   -------------
  End of period.....................................................  $  45,122,792   $ 44,954,184    $  15,888,534   $ 15,655,513
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------

                                                                                   MTR
                                                                               Sub-Account
                                                                      -----------------------------
                                                                       Six Months
                                                                          Ended        Year Ended
                                                                        June 30,      December 31,
                                                                          1998            1997
                                                                      -------------   -------------
OPERATIONS:
  Net investment income (loss)......................................  $     427,853   $  4,246,865
  Net realized gains................................................      1,463,200      4,392,240
  Net unrealized gains (losses).....................................        850,125       (664,202)
                                                                      -------------   -------------
      Increase in net assets from operations........................  $   2,741,178   $  7,974,903
                                                                      -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $   1,792,281   $  6,596,639
    Net transfers between Sub-Accounts and Fixed Account............       (594,590)    (1,493,129)
    Withdrawals, surrenders, annuitizations and contract charges....     (5,719,877)   (25,159,273)
                                                                      -------------   -------------
      Net accumulation activity.....................................  $  (4,522,186)  $(20,055,763)
                                                                      -------------   -------------
          Increase (decrease) in net assets.........................  $  (1,781,008)  $(12,080,860)
NET ASSETS:
  Beginning of period...............................................     37,448,566     49,529,426
                                                                      -------------   -------------
  End of period.....................................................  $  35,667,558   $ 37,448,566
                                                                      -------------   -------------
                                                                      -------------   -------------

                                                                                   MGO                             MFB
                                                                               Sub-Account                     Sub-Account
                                                                      -----------------------------   -----------------------------
                                                                       Six Months                      Six Months
                                                                          Ended        Year Ended         Ended        Year Ended
                                                                        June 30,      December 31,      June 30,      December 31,
                                                                          1998            1997            1998            1997
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)......................................  $      25,637   $    487,195    $      70,098   $    266,293
  Net realized gains (losses).......................................        188,290        501,748           28,390        139,774
  Net unrealized gains (losses).....................................        606,610       (124,934)         (25,814)       (18,882)
                                                                      -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations.............  $     820,537   $    864,009    $      72,674   $    387,185
                                                                      -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $     248,506   $    671,571    $     166,820   $    614,719
    Net transfers between Sub-Accounts and Fixed Account............        194,361         19,958          (90,483)      (247,713)
    Withdrawals, surrenders, annuitizations and contract charges....       (617,448)    (1,534,890)        (252,980)    (3,388,353)
                                                                      -------------   -------------   -------------   -------------
      Net accumulation activity.....................................  $    (174,581)  $   (843,361)   $    (176,643)  $ (3,021,347)
                                                                      -------------   -------------   -------------   -------------
          Increase (decrease) in net assets.........................  $     645,956   $     20,648    $    (103,969)  $ (2,634,162)
NET ASSETS:
  Beginning of period...............................................      4,315,629      4,294,981        2,765,166      5,399,328
                                                                      -------------   -------------   -------------   -------------
  End of period.....................................................  $   4,961,585   $  4,315,629    $   2,661,197   $  2,765,166
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------

                                                                                   MWG
                                                                               Sub-Account
                                                                      -----------------------------
                                                                       Six Months
                                                                          Ended        Year Ended
                                                                        June 30,      December 31,
                                                                          1998            1997
                                                                      -------------   -------------
OPERATIONS:
  Net investment income (loss)......................................  $     (11,168)  $     71,033
  Net realized gains (losses).......................................        (36,508)       (20,089)
  Net unrealized gains (losses).....................................         92,564        (81,457)
                                                                      -------------   -------------
      Increase (decrease) in net assets from operations.............  $      44,888   $    (30,513)
                                                                      -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received......................................  $     134,797   $    410,460
    Net transfers between Sub-Accounts and Fixed Account............       (291,015)      (339,526)
    Withdrawals, surrenders, annuitizations and contract charges....       (189,565)    (1,019,371)
                                                                      -------------   -------------
      Net accumulation activity.....................................  $    (345,783)  $   (948,437)
                                                                      -------------   -------------
          Increase (decrease) in net assets.........................  $    (300,895)  $   (978,950)
NET ASSETS:
  Beginning of period...............................................      2,141,903      3,120,853
                                                                      -------------   -------------
  End of period.....................................................  $   1,841,008   $  2,141,903
                                                                      -------------   -------------
                                                                      -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                             CAS                             GSS                             HYS
                                         Sub-Account                     Sub-Account                     Sub-Account
                                -----------------------------   -----------------------------   -----------------------------
                                 Six Months                      Six Months                      Six Months
                                    Ended        Year Ended         Ended        Year Ended         Ended        Year Ended
                                  June 30,      December 31,      June 30,      December 31,      June 30,      December 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income.......  $   5,832,007   $  4,127,154    $     544,326   $  1,286,592    $     340,095   $    550,929
  Net realized gains..........      7,354,774      6,325,453           38,834         62,610          250,375        515,244
  Net unrealized gains
   (losses)...................     (3,985,337)       601,031         (217,086)       (19,750)        (312,778)       (30,493)
                                -------------   -------------   -------------   -------------   -------------   -------------
      Increase in net assets
       from operations........  $   9,201,444   $ 11,053,638    $     366,074   $  1,329,452    $     277,692   $  1,035,680
                                -------------   -------------   -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $   2,469,574   $  6,447,175    $     512,118   $  2,574,283    $     295,269   $  1,164,890
    Net transfers between
     Sub-Accounts and
     Fixed Account............        421,280        865,318         (455,581)    (1,799,091)        (160,063)      (275,269)
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (5,990,825)   (18,586,687)      (1,599,130)   (13,777,389)        (529,888)    (5,055,478)
                                -------------   -------------   -------------   -------------   -------------   -------------
      Net accumulation
       activity...............  $  (3,099,971)  $(11,274,194)   $  (1,542,593)  $(13,002,197)   $    (394,682)  $ (4,165,857)
                                -------------   -------------   -------------   -------------   -------------   -------------
  Annuitization Activity:
    Annity payments and
     contract charges.........  $      (7,038)  $    (12,103)   $      (1,055)  $     (2,042)   $        (987)  $     (1,847)
    Adjustments to annuity
     reserve..................           (583)        (7,554)             (48)          (170)               5            (12)
                                -------------   -------------   -------------   -------------   -------------   -------------
      Net annuitization
       activity...............  $      (7,621)  $    (19,657)   $      (1,103)  $     (2,212)   $        (982)  $     (1,859)
                                -------------   -------------   -------------   -------------   -------------   -------------
        Decrease in net assets
         from participant
         transactions.........  $  (3,107,592)  $(11,293,851)   $  (1,543,696)  $(13,004,409)   $    (395,664)  $ (4,167,716)
                                -------------   -------------   -------------   -------------   -------------   -------------
          Increase (decrease)
           in net assets......  $   6,093,852   $   (240,213)   $  (1,177,622)  $(11,674,957)   $    (117,972)  $ (3,132,036)
NET ASSETS
  Beginning of period.........     49,705,208     49,945,421       12,057,596     23,732,553        6,054,650      9,186,686
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of period...............  $  55,799,060   $ 49,705,208    $  10,879,974   $ 12,057,596    $   5,936,678   $  6,054,650
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

                                             MMS
                                         Sub-Account                        Total
                                -----------------------------   -----------------------------
                                 Six Months                      Six Months
                                    Ended        Year Ended         Ended        Year Ended
                                  June 30,      December 31,      June 30,      December 31,
                                    1998            1997            1998            1997
                                -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income.......  $     118,826   $    401,612    $   7,645,849   $  16,753,380
  Net realized gains..........       --              --            14,686,806      21,288,040
  Net unrealized gains
   (losses)...................       --              --             1,023,719       3,453,084
                                -------------   -------------   -------------   -------------
      Increase in net assets
       from operations........  $     118,826   $    401,612    $  23,356,374   $  41,494,504
                                -------------   -------------   -------------   -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received.................  $     376,648   $  1,325,566    $   9,090,119   $  28,878,878
    Net transfers between
     Sub-Accounts and
     Fixed Account............        632,063        210,852          108,282      (1,854,628)
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (1,373,901)    (8,920,064)     (29,131,462)   (109,672,772)
                                -------------   -------------   -------------   -------------
      Net accumulation
       activity...............  $    (365,190)  $ (7,383,646)   $ (19,933,061)  $ (82,648,522)
                                -------------   -------------   -------------   -------------
  Annuitization Activity:
    Annity payments and
     contract charges.........  $        (111)  $       (221)   $      (9,191)  $     (16,213)
    Adjustments to annuity
     reserve..................             (4)            (9)            (630)         (7,745)
                                -------------   -------------   -------------   -------------
      Net annuitization
       activity...............  $        (115)  $       (230)   $      (9,821)  $     (23,958)
                                -------------   -------------   -------------   -------------
        Decrease in net assets
         from participant
         transactions.........  $    (365,305)  $ (7,383,876)   $ (19,942,882)  $ (82,672,480)
                                -------------   -------------   -------------   -------------
          Increase (decrease)
           in net assets......  $    (246,479)  $ (6,982,264)   $   3,413,492   $ (41,177,976)
NET ASSETS
  Beginning of period.........      6,342,082     13,324,346      181,440,497     222,618,473
                                -------------   -------------   -------------   -------------
  End of period...............  $   6,095,603   $  6,342,082    $ 184,853,989   $ 181,440,497
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company (MFS), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies based on total purchase payments credited to all participants' accounts under a contract as follows:

                                        Mortality
                                       and Expense
  Level         Purchase Payments      Risk Charge
----------  -------------------------  ------------
        1        up to $250,000             1.30%
        2     $250,000 to 1,499,999         1.25%
        3    $1,500,000 to 4,999,999        1.10%
        4      $5,000,000 and over          0.95%

Since 1987 the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                             Units Transferred
                   Units Outstanding                                        Between Sub-Accounts           Units Withdrawn,
                  Beginning of Period            Units Purchased             and Fixed Account        Surrendered and Annuitized
               --------------------------   --------------------------   --------------------------   --------------------------
               Six Months                   Six Months                   Six Months                   Six Months
                  Ended       Year Ended       Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                June 30,     December 31,    June 30,     December 31,    June 30,     December 31,    June 30,     December 31,
Sub-Accounts      1998           1997          1998           1997          1998           1997          1998           1997
-----------    -----------   ------------   -----------   ------------   -----------   ------------   -----------   ------------
MIT-Level 2       668,603      1,035,562        31,269        119,997        (9,934)       (78,771)      (91,668)      (408,185)
MIT-Level 3       347,926        374,426        10,701         56,588       (46,100)        87,556       (92,391)      (170,644)
MIT-Level 4        --            101,111         8,558         20,016        78,585         13,893        (1,363)      (135,020)
MIG-Level 2       225,178        286,668         7,819         24,657        (4,234)        (6,604)      (63,899)       (79,543)
MIG-Level 3       118,801        146,881         3,895         18,311       (20,602)         9,095       (18,236)       (55,486)
MIG-Level 4        --              7,527         4,785            995        58,363          5,279          (326)       (13,801)
MTR-Level 2       759,684      1,220,754        34,029        122,825       (16,393)       (95,836)     (102,883)      (488,059)
MTR-Level 3       403,015        447,243        11,208         69,668      (113,754)        59,761       (68,486)      (173,657)
MTR-Level 4            17        212,122        10,228         45,961       148,148        (11,935)       (1,397)      (246,131)
MGO-Level 2       100,623        128,456         5,240         14,964          (155)        (2,534)      (11,085)       (40,263)
MGO-Level 3        29,668         27,750         1,033          6,533        (1,855)         3,047        (5,759)        (7,662)
MGO-Level 4        --              3,601           702            641        10,312           (624)          (42)        (3,618)
MFB-Level 2        86,309        119,172         4,689         13,246        (2,274)        (6,694)       (5,025)       (39,415)
MFB-Level 3        41,360         74,041         1,675          7,182       (13,863)        (1,215)       (6,693)       (38,648)
MFB-Level 4        --             98,114         1,682         12,307        14,394         (5,773)          (98)      (104,648)
MWG-Level 2        50,083         80,813         2,223          7,813        (6,908)       (14,242)       (4,072)       (24,301)
MWG-Level 3        55,415         70,547         1,438         13,242       (34,244)        (2,198)       (4,959)       (26,176)
MWG-Level 4        --            --              4,160        --             38,816        --               (215)       --
CAS-Level 2       680,351        779,654        28,389         78,476          (219)       (28,613)      (72,445)      (149,166)
CAS-Level 3       431,268        408,890         9,203         55,556      (279,575)        45,603       (40,399)       (78,781)
CAS-Level 4         5,247        178,569        12,264         22,562       295,018           (180)      (10,237)      (195,704)
GSS-Level 2       377,706        496,576        15,122         51,339       (17,919)       (55,743)      (41,048)      (114,466)
GSS-Level 3       225,343        344,849         8,182         43,387       (72,844)         7,712       (29,661)      (170,605)
GSS-Level 4         2,450        454,901         2,119         43,269        69,178        (48,251)       (8,973)      (447,469)
HYS-Level 2       161,891        177,022         8,235         20,630        (3,975)        (9,930)       (7,782)       (25,831)
HYS-Level 3        89,331         97,148         2,546          8,624       (37,691)         9,157       (12,183)       (25,598)
HYS-Level 4           102        163,622         1,087         23,922        35,925        (11,531)       (1,775)      (175,911)
MMS-Level 2       246,919        364,557        18,215         52,788        26,223         32,929       (57,849)      (203,355)
MMS-Level 3       158,492        281,464         5,228         19,839       (10,893)        11,873       (23,385)      (154,684)
MMS-Level 4         6,803        271,307           557         15,511        25,743        (31,926)       (6,919)      (248,089)


                 Units Outstanding
                   End of Period
             --------------------------
             Six Months
                Ended       Year Ended
              June 30,     December 31,
Sub-Account     1998           1997
-----------  -----------   ------------
MIT-Level 2     598,270        668,603
MIT-Level 3     220,136        347,926
MIT-Level 4      85,780        --
MIG-Level 2     164,864        225,178
MIG-Level 3      83,858        118,801
MIG-Level 4      62,822        --
MTR-Level 2     674,437        759,684
MTR-Level 3     231,983        403,015
MTR-Level 4     156,996             17
MGO-Level 2      94,623        100,623
MGO-Level 3      23,087         29,668
MGO-Level 4      10,972        --
MFB-Level 2      83,699         86,309
MFB-Level 3      22,479         41,360
MFB-Level 4      15,978        --
MWG-Level 2      41,326         50,083
MWG-Level 3      17,650         55,415
MWG-Level 4      42,761        --
CAS-Level 2     636,076        680,351
CAS-Level 3     120,497        431,268
CAS-Level 4     302,292          5,247
GSS-Level 2     333,861        377,706
GSS-Level 3     131,020        225,343
GSS-Level 4      64,774          2,450
HYS-Level 2     158,369        161,891
HYS-Level 3      42,003         89,331
HYS-Level 4      35,339            102
MMS-Level 2     233,508        246,919
MMS-Level 3     129,442        158,492
MMS-Level 4      26,184          6,803

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account D (the "Variable Account") as of June 30, 1998, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1998 and the year ended December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998

8